Leasehold Improvement and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Leasehold Improvement and Equipment, Net

3.    LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2020	December 31, 2019
Furniture and education equipment	$12,636	$27,125
Computer equipment and software	65,090	46,120
Leasehold improvements	65,298	83,413
	$143,024	$156,658
Less: accumulated depreciation	(74,577)	(56,001)
	$68,447	$100,656

Depreciation expense for the six months ended June 30, 2020 and 2019 was $19,499 and $37,469, respectively. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2019 and the six months ended June 30, 2020.